SHARE CAPITAL (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended						12 Months Ended
	Aug. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Oct. 29, 2010 USD ($)	Dec. 31, 2010 American Depositary Shares [Member] USD ($)	Dec. 15, 2010 American Depositary Shares [Member] USD ($)
Stock split description					On July 27, 2010, the Company restructured its share capital to decrease the authorized capital to 500,000,000 ordinary shares with a per share par value of US$0.00001 from 50,000 ordinary shares with a per share par value of US$1.00. In addition, each existing shareholder obtained 100,000 new ordinary shares for every 1 ordinary share previously held.
Stock split ratio					100,000
Issuance of ordinary shares (in shares)	1,510,841
Issuance of ordinary shares	18,000				122,225
Issuance of ordinary shares, terms of the guaranteed performance obligation	Under the subscription agreement, if the Group's audited consolidated net income for the year ended December 31, 2010 ("2010 Net Income") is lower than RMB160,000, Mr. Guo, for nil consideration, shall transfer to Newman Investments Limited such number of additional ordinary shares so that the shareholding of Newman Investments Limited will equal 1,510,841 shares multiplied by a ratio, the numerator of which is RMB160,000 and the denominator of which is equal to the 2010 Net Income (the "Feature").
Minimium threshold for performance of net income in 2010	160,000
Shares offered in rights offering							34,427,071
Price per share offered in rights offering							$ 0.00001
Issuance of ordinary shares upon initial public offering (in shares)								6,500,000
Ordinary shares, par value (in dollars per share)		$ 0.00001				$ 0.00001			$ 0.00001
Price per share								$ 8.00
Proceeds from issuance of ordinary shares					122,225			$ 52,000
Ordinary shares, Outstanding shares		58,937,912	58,937,912		10,000,000	58,937,912